INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income before Income Tax Expense

The Group’s income before income tax expense consist of:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

PRC	60,456	67,004	138,755
Non-PRC	(7,627)	(45)	(1,069)

Income before income tax expense	52,829	66,959	137,686

Income Tax Expense in Consolidated Statements of Income

Income tax expense in the consolidated statements of income consists of:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current tax expense	36,209	35,802	49,616
Deferred tax expense/(benefit)	112	(4,776)	(2,022)

Income tax expense	36,321	31,026	47,594

Reconciliation Between Actual Income Tax Expense and Amount that Results by Applying Statutory Tax Rate of Twenty Five Percent to Income Before Income Taxes

The reconciliation between actual income tax expense and the amount that results by applying the PRC statutory tax rate of 25% for the years ended December 31, 2010, 2011 and 2012, to income before income taxes is as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Computed “expected” tax expense	13,207	16,740	34,422
Effect of tax rate differential	(1,797)	(1,345)	(33)
PRC dividend withholding tax	(1,263)	680	4,598
Non-deductible expenses:
- Disallowed rental expenses	10,010	8,527	14,190
- Penalty imposed by SAFE	5,951	—	—
- Bad debt write-off	—	—	569
- Others	272	430	1,479
Reversal of deferred tax liabilities on equity method investment	—	—	(6,250)
Non-taxable income	(667)	(872)	(1,132)
Effect of deemed interest income	—	624	—
Release of unrecognized tax benefits due to expiration of the statute of limitations	—	(2,421)	(2,785)
Change in valuation allowance	10,608	8,663	2,536

Actual income tax expense	36,321	31,026	47,594

Tax Effects of Temporary Differences that Given Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2011 and 2012 are presented below.

	December 31,
	2011	2012
	RMB	RMB

Deferred tax assets:

- Tax loss carryforwards	36,722	34,590
- Inventories	1,487	1,960
- Accrued expenses	501	107
- Accrual for membership reward program	141	788
- Impairment of property and equipment	3,714	2,834
- Others	—	1,745

Total gross deferred tax assets	42,565	42,024
Valuation allowance	(37,405)	(37,264)

Total deferred tax assets	5,160	4,760

Deferred tax liabilities:

- PRC dividend withholding taxes	(2,184)	(6,782)
- Equity method investment	(9,076)	—
- Intangible assets	(772)	(717)

Total deferred tax liabilities	(12,032)	(7,499)

Net deferred tax liabilities	(6,872)	(2,739)

Classification on consolidated balance sheets:

Deferred tax assets:
- Current	2,009	1,704
- Non-current	3,151	3,056

Deferred tax liabilities:
- Non-current	(12,032)	(7,499)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Balance as at January 1	17,547	25,194	31,015
Additions based on tax positions related to current year	7,647	8,242	8,007
Expiration of the statute of limitations	—	(2,421)	(2,785)

Balance as at December 31	25,194	31,015	36,237